Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value		$ 51,544	$ 49,292	$ 69,536	$ 54,805
Cash and cash equivalents - Fair Value		51,544	49,292
Restricted cash - Book Value		5,248	7,366
Restricted cash - Fair Value		5,248	7,366
Ship mortgage notes and premium - Book Value		660,547	659,684
Ship mortgage notes and premium - Fair Value		572,951	571,597
Other long-term debt, net of deferred finance cost - Book Value		424,152	436,254
Other long-term debt, net of deferred finance cost - Fair Value	[1]	428,657	441,233
Due from related parties, long-term - Book Value		106,509	80,068
Due from related parties, long-term - Fair Value	[2]	$ 106,944	$ 80,646

[1]	The fair value of the Company's other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
[2]	The fair value of the Company's long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.